Business, Liquidity and Summary of Significant Accounting Policies (Vendor Concentration and Deposits) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Concentration Risk [Line Items]
Deposit amount with vendor	$ 271,330	$ 221,330
Additional deposit	$ 50,000
Supplier Concentration Risk [Member] | Cost of Goods Product Line [Member]
Concentration Risk [Line Items]
Concentration risk, Number of supplier	Prolieve catheter inventory from one supplier
Concentration Risk, Percentage	100.00%
Deposit amount with vendor	$ 221,330